INCOME TAXES (Schedule Of Reconciliation Between The Income Taxes Expense (Benefit) Computed By Applying PRC Tax Rate To Income (Loss) Before Income Taxes And Actual Provision For Income Taxes) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating loss carry forwards [Line Items]
Loss before provision of income tax	$ (173,400)	$ (214,585)	$ (12,708)
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (43,350)	$ (53,646)	$ (3,177)
Taxable deemed interest income from inter-company interest-free loans	6,925	5,632	5,407
Non-deductible loss and other expenses not deductible for tax purposes	42,571	41,114	1,869
Effect of income tax exemption of the Company in the Cayman Islands	(54)	(27)	(17,942)
Changes in valuation allowance	(3,622)	10,051	20,360
Income tax expenses	$ 2,470	$ 3,124	$ 6,517